Series A Convertible Preferred Stock	12 Months Ended
Dec. 31, 2012
Series A Convertible Preferred Stock
4.	Series A Convertible Preferred Stock

As a result of the financial losses incurred due to the August 1, 2012 technology issue, the Company, on August 6, 2012, raised $400.0 million in equity financing through a convertible preferred stock offering to certain investors (the “August 2012 Recapitalization”). Under the terms of the August 2012 Recapitalization, the Company sold 400,000 shares of Series A Cumulative Perpetual Convertible Preferred Stock, par value $0.01 per share (the “Series A Preferred Stock”). The Series A Preferred Stock consisted of 79,600 shares of Series A-1 Cumulative Perpetual Convertible Preferred Stock (the “Series A-1 Shares”) and 320,400 shares of Series A-2 Non-Voting Cumulative Perpetual Convertible Preferred Stock (the “Series A-2 Shares”). The Series A Preferred Stock are convertible into approximately 266.7 million shares of Class A common stock, or approximately 73% of the total number of shares of Class A common stock outstanding at August 6, 2012 assuming the conversion in full of the Series A Preferred Stock into Class A common stock. As of December 31, 2012, all of the Series A-2 Shares had been converted into Series A-1 Shares and there are no longer any Series A-2 Shares outstanding.

The Series A Preferred Stock rank senior to the Company’s Class A common stock as to dividend and liquidation rights. Dividends on the Series A Preferred Stock accrue daily and are payable on a cumulative basis, as and if declared by the Board of Directors, in cash at a rate per annum equal to 2% of (i) the liquidation preference of $1,000 per share and (ii) the amount of any accrued but unpaid dividends in respect of such shares. Declared dividends on the Series A Preferred Stock are payable quarterly, in arrears, on each January 15, April 15, July 15 and October 15, with the first dividend paid on October 15, 2012. The Company is prohibited from paying any dividend with respect to shares of Class A common stock or repurchasing or redeeming any shares of Class A common stock in any quarter unless full dividends are paid on the Series A Preferred Stock in such quarter. The Series A Preferred Stock participate in any dividends paid on the Class A common stock.

Holders of Series A-1 Shares are entitled to vote with holders of Class A common stock, on an as-converted into Class A common stock basis on all matters submitted to a vote. Each Series A Preferred Stock is convertible, at the option of the holder, into 666.667 shares of Class A common stock (the “Conversion Rate”), subject to customary anti-dilution adjustments. The Conversion Rate also will be adjusted upon the occurrence of certain merger or acquisition transactions and fundamental changes. The “Conversion Price” is equal to $1,000 divided by the Conversion Rate in effect at such time, for an initial Conversion Price of $1.50 per share of Class A common stock.

The outstanding Series A Preferred Stock will mandatorily convert into Class A common stock on the third trading day following the date on which the closing price of the Company’s Class A common stock exceeds 200% of the then-applicable Conversion Price for 60 consecutive trading days.

The Series Preferred Stock are not redeemable by the Company or by the holders other than in connection with certain fundamental corporate changes, which include but are not limited to a change in control, a merger or consolidation, or a delisting of the Company’s Class A common stock. Upon a fundamental change, a holder of Series A Preferred Stock may elect to require the Company to redeem such holder’s shares of Series A Preferred Stock for consideration payable (at the option of the Company) in cash or securities listed on a national securities exchange with a fair market value equal to the greater of (1) the fair market value of such Series A Preferred Stock or (2) $1,000 per share plus the accrued but unpaid dividends thereon.

The Company incurred approximately $40.5 million of fees and costs related to the issuance of the Series A Preferred Stock which have been recorded as a reduction of the initial $400.0 million in proceeds, resulting in an initial balance of $359.5 million which is classified as temporary equity as described below.

The $359.5 million initial temporary equity balance has been reduced on a pro-rata basis as the 400,000 shares of Series A Preferred Stock are converted into Class A common stock. During the third and fourth quarters of 2012, 156,537 shares or approximately 39%, of the original Series A Preferred Stock were converted to Class A common stock (resulting in 243,463 shares of Series A Preferred Stock outstanding at December 31, 2012 all of which are Series A-1 Shares). These conversions resulted in a $129.6 million reduction in the temporary equity balance to $229.9 million at December, 2012, which was offset by a $1.0 million increase in Class A common stock and a $128.6 million increase in Additional paid-in capital.

On February 28, 2013, 239,844 shares of Series A Preferred Stock were mandatorily converted into 159,896,077 shares of the Company’s Class A common stock as a result of the Company’s Class A common stock having traded for 60 consecutive trading days above the price of $3.00, or 200% of the $1.50 per share Conversion Price.

Temporary equity classification

Pursuant to GAAP, an equity instrument with redemption features that are not solely within the control of the issuer is required to be classified outside of permanent equity as “temporary equity”, which is presented on the Consolidated Statement of Financial Condition above permanent equity.

Since the Series A Preferred Stock become redeemable at the option of the holder upon a fundamental change, and such a fundamental change could come about under circumstances that are not solely within the control of the Company, Series A Preferred Stock are classified as temporary equity on the Company’s Consolidated Statements of Financial Condition.

Beneficial conversion feature

Pursuant to GAAP, a beneficial conversion feature (“BCF”) exists to the extent that a convertible security is issued at a price that is less than the fair value of the security into which it is convertible. This guidance applies to the Series A Preferred Stock as these shares were issued at $1,000 per share which, based on the Conversion Rate computes to a common share equivalent price of $1.50 per share, which was less than the share price of the Company’s Class A common stock at the time of issuance of $2.81 per share. The difference between these two prices, as well as costs paid to investors with respect to the issuance, created a BCF. The BCF is treated as a deemed dividend to the holders of Series A Preferred Stock since the conversion feature is immediately exercisable for the Series A Preferred Stock. The BCF is recorded as a decrease to Retained earnings and an increase to Additional paid-in capital. The deemed dividend also affects the Company’s earnings per share calculations by increasing the loss attributable to Class A common stockholders to the extent that it is not anti-dilutive. As a result of the BCF, the Company recorded a $373.4 million non-cash deemed dividend for the year ended December 31, 2012.

Dividends

During 2012, the Company’s Board of Directors declared two quarterly dividends with respect to the Series A Preferred Stock. The first dividend which was paid on October 15, 2012 totaled $1.1 million based upon 274,215 Series A Preferred Stock outstanding as of the record date covering the period from August 6, 2012 through October 14, 2012. The second dividend which was paid on January 15, 2013 totaled $1.2 million based upon 243,463 Series A Preferred Stock outstanding as of the record date covering the period from October 15, 2012 through January 15, 2013. As the second dividend was declared prior to December 31, 2012, it was reflected in the Consolidated Financial Statements for the year ended December 31, 2012 as a reduction in Retained earnings and in the earnings per share calculation as an increase in the loss attributable to the common stockholders.